Derivative Instruments - Summary of Cross Currency Swaps (Details) - Cross currency swap agreement	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 NOK (kr)
Derivative [Line Items]
Notional Amount	$ 162,200,000	kr 1,000,000,000
Floating Rate Receivable, Margin (as a percent)	4.25%	4.25%
Fixed Interest Rate Payable (as a percent)	7.45%	7.45%
Fair Value / Asset (Liability)	$ (44,006,000)
Remaining Term (years)	1 year 1 month 6 days